CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade accounts receivable, allowance for doubtful accounts	$ 50		$ 63
Ordinary shares, par value per share		1		1
Ordinary shares, shares authorized	120,000,000	120,000,000	120,000,000	120,000,000
Ordinary shares, shares issued	74,915,937	74,915,937	69,652,779	69,652,779
Ordinary shares, shares outstanding	74,915,937	74,915,937	69,652,779	69,652,779